OPERATING LEASES (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2015	Dec. 31, 2016 USD ($) season	Dec. 31, 2015 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity
2017		$ 445,035
2018		295,616
2019		258,018
2020		227,156
2021		208,435
2022 and thereafter		483,866
Total		1,918,126
Percentage of hire rate paid	75.00%
Equipment Leased to Other Party
Property Subject To Or Available For Operating Lease, Net
Cost		2,436,400	$ 2,431,700
Accumulated depreciation		$ 672,500	$ 584,400
KNPC
Property Subject To Or Available For Operating Lease, Net
Number of regasification seasons | season		5
Period of regasification season		9 months
Option to extend, number of regasification seasons | season		1